Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity [Line Items]
Shares Authorized (shares)		18,761,847
Shares Issued (shares)		18,468,917
Shares Outstanding (shares)	0	18,468,917	18,300,383	14,826,324
Liquidation Preference		$ 160,991
Original Issuance		160,991
Carrying Value	$ 0	$ 283,854	$ 279,913	$ 200,501
Series A Preferred
Temporary Equity [Line Items]
Shares Authorized (shares)		14,742
Shares Issued (shares)		14,736
Shares Outstanding (shares)		14,736
Liquidation Preference		$ 1,327
Original Issuance		1,327
Carrying Value		$ 5,777
Series B Preferred
Temporary Equity [Line Items]
Shares Authorized (shares)		63,339
Shares Issued (shares)		63,329
Shares Outstanding (shares)		63,329
Liquidation Preference		$ 12,288
Original Issuance		12,288
Carrying Value		$ 32,693
Series C Preferred
Temporary Equity [Line Items]
Shares Authorized (shares)		47,137
Shares Issued (shares)		47,132
Shares Outstanding (shares)		47,132
Liquidation Preference		$ 9,899
Original Issuance		9,899
Carrying Value		$ 24,539
Series D and D-1 Preferred
Temporary Equity [Line Items]
Shares Authorized (shares)		7,537,780
Shares Issued (shares)		7,537,753
Shares Outstanding (shares)		7,537,753
Liquidation Preference		$ 16,063
Original Issuance		16,063
Carrying Value		$ 70,904
Series E Preferred
Temporary Equity [Line Items]
Shares Authorized (shares)		3,627,391
Shares Issued (shares)		3,627,381
Shares Outstanding (shares)		3,627,381
Liquidation Preference		$ 8,102
Original Issuance		8,102
Carrying Value		$ 34,306
Series E-1 Preferred
Temporary Equity [Line Items]
Shares Authorized (shares)		626,195
Shares Issued (shares)		333,333
Shares Outstanding (shares)		333,333
Liquidation Preference		$ 2,000
Original Issuance		2,000
Carrying Value		$ 3,524
Series E-2 Preferred
Temporary Equity [Line Items]
Shares Authorized (shares)		257,756
Shares Issued (shares)		257,756
Shares Outstanding (shares)		257,756
Liquidation Preference		$ 1,933
Original Issuance		1,933
Carrying Value		$ 5,171
Series F Preferred
Temporary Equity [Line Items]
Shares Authorized (shares)		3,242,963
Shares Issued (shares)		3,242,957
Shares Outstanding (shares)		3,242,957
Liquidation Preference		$ 30,000
Original Issuance		30,000
Carrying Value		$ 29,201
Series G Preferred
Temporary Equity [Line Items]
Shares Authorized (shares)		3,344,544
Shares Issued (shares)		3,344,540
Shares Outstanding (shares)		3,344,540
Liquidation Preference		$ 79,379
Original Issuance		79,379
Carrying Value		$ 77,739